Schedule of Assets (Held at End of Year) - Summary of Employee Benefit Plan Statement of Investment (Detail) - EBP 004 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Statement Of Investment [Line Items]
Entity Tax Identification Number		58-2582379
Employee Benefit Plan, Plan Number		004
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 937,460,750	$ 859,315,926
Employee Benefit Plan Short Term Investment Fund		136,964	260,541
Employee Benefit Plan, Note Receivable from Participant		19,039,901	$ 23,328,496
Employee Benefit Plan, Asset Held for Investment, Total		$ 956,500,651
Employee Benefit Plan, Investment, Number of Shares		1,678,914	1,609,840
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		50.00%
Maximum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		10.50%	10.50%
Minimum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		4.25%	9.75%
Common Collective Trust [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	$ 596,054,812	$ 535,655,589
Mutual Fund [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		322,719,629	$ 289,902,003
Investment, Identifier [Axis]: American Europacific Growth Fund
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 35,017,806
Employee Benefit Plan, Investment, Number of Shares		528,042
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		American Europacific Growth Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Dodge & Cox Income X
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 41,895,366
Employee Benefit Plan, Investment, Number of Shares		3,257,805
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Dodge and Cox Income X [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Dodge & Cox Stock X
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 89,117,370
Employee Benefit Plan, Investment, Number of Shares		5,371,752
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Dodge and Cox Stock X [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Flowers Foods, Inc. Common Stock
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value	[2]	$ 18,549,345
Employee Benefit Plan, Investment, Number of Shares		1,704,903
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]		true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Flowers Foods Inc Common Stock Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		EBP, Employer, Common Stock [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Geneva Small Cap Growth Collective Fund C
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 13,903,219
Employee Benefit Plan, Investment, Number of Shares		1,370,977
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Geneva Small Cap Growth Collective Fund C [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Harbor Capital Appreciation CIT R
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 99,726,117
Employee Benefit Plan, Investment, Number of Shares		4,871,818
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Harbor Capital Appreciation CIT R [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Invesco Funds Government & Agency
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan Short Term Investment Fund		$ 136,964
Employee Benefit Plan, Investment, Number of Shares		136,964
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Invesco Funds Government And Agency [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Notes Receivable from Participants
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant	[2]	$ 19,039,901
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]		true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Notes Receivable Fom Participants [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Senior Notes [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Notes Receivable from Participants | Maximum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		9.75%
Investment, Identifier [Axis]: Notes Receivable from Participants | Minimum [Member]
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		9.00%
Investment, Identifier [Axis]: Putnam Stable Value Fund
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 55,306,714
Employee Benefit Plan, Investment, Number of Shares		54,314,979
Employee Benefit Plan, Asset Held for Investment, Party-in-Interest [true false]		true
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Putnam Stable Value Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Seagall Bryant & Hamill SM CP VAL INS
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 7,866,376
Employee Benefit Plan, Investment, Number of Shares		525,125
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Seagall Bryantand Hamill SM CP VAL INS [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 93,948,546
Employee Benefit Plan, Investment, Number of Shares		170,172
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Institutional Index Fund [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Small Cap Index Instl
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 13,690,528
Employee Benefit Plan, Investment, Number of Shares		110,783
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Small Cap Index Instl [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 13,930,303
Employee Benefit Plan, Investment, Number of Shares		264,734
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2020 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 46,660,667
Employee Benefit Plan, Investment, Number of Shares		823,230
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2025 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 77,449,021
Employee Benefit Plan, Investment, Number of Shares		1,303,636
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2030 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 66,948,237
Employee Benefit Plan, Investment, Number of Shares		1,054,635
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2035 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 50,684,801
Employee Benefit Plan, Investment, Number of Shares		737,126
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2040 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 45,407,219
Employee Benefit Plan, Investment, Number of Shares		626,047
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2045 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 49,481,970
Employee Benefit Plan, Investment, Number of Shares		661,082
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2050 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 40,792,173
Employee Benefit Plan, Investment, Number of Shares		406,864
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2055 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 21,559,964
Employee Benefit Plan, Investment, Number of Shares		272,428
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2060 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 8,480,133
Employee Benefit Plan, Investment, Number of Shares		174,059
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2065 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 1,952,908
Employee Benefit Plan, Investment, Number of Shares		65,710
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2070 Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Target Retirement Inc Trust II
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 3,771,366
Employee Benefit Plan, Investment, Number of Shares		75,262
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement Inc Trust II [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Common Collective Trust [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Inst
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 18,400,652
Employee Benefit Plan, Investment, Number of Shares		1,883,383
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total Bond Market Index Inst [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]
Investment, Identifier [Axis]: Vanguard Total Intl Stock Index Instl
Employee Benefit Plan Statement Of Investment [Line Items]
Employee Benefit Plan, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 22,782,985
Employee Benefit Plan, Investment, Number of Shares		140,558
Employee Benefit Plan, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total Intl Stock Index Instl [Member]
Employee Benefit Plan, Investment, Type [Extensible Enumeration]		Mutual Fund [Member]
Employee Benefit Plan, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		Employee Benefit Plan, Participant-Directed [Member]

[1]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.
[2]	Parties-in-Interest (See Note 6)